Business Segments - Schedule of Capital Expenditures by Segment (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Capital Expenditure Reconciling Item [Line Items]
Capital expenditures for property and equipment	$ 9	$ 84	$ 317	$ 310	$ 268
Capital expenditures for property and equipment of continuing operations		16	62	67	84
Corporate and other [member]
Segment Reporting, Capital Expenditure Reconciling Item [Line Items]
Capital expenditures for property and equipment	3	3	17	15	8
Ownership [member]
Segment Reporting, Capital Expenditure Reconciling Item [Line Items]
Capital expenditures for property and equipment	$ 6	$ 13	$ 45	$ 52	$ 76